Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES	$ 5,495,146	$ 25,826,632
COST OF REVENUES	5,408,143	23,284,240
GROSS PROFIT	87,003	2,542,392
OPERATING EXPENSES:
Compensation and related benefits	1,403,311	2,335,388
Legal and professional fees	2,160,081	3,920,606
Rent	599,820	651,806
General and administrative expenses	1,115,187	814,306
Contingency loss	30,000	3,035,837
Loss on lease abandonment	1,223,628
Total Operating Expenses	6,532,027	10,757,943
LOSS FROM OPERATIONS	(6,445,024)	(8,215,551)
OTHER INCOME (EXPENSES):
Interest expense	(349,544)	(7,377,164)
Interest expense - related parties	(74,959)	(174,947)
Warrant exercise inducement expense	(4,431,853)
Gain on debt extinguishment, net	1,564,941	7,847,073
Gain on debt extinguishment - related party	148,651
Settlement expense		(545,616)
Other income	194,823	376,750
Gain on deconsolidation of subsidiaries	12,363,449
Derivative income (expense), net	3,284,306	(34,692,503)
Total Other Income (Expenses)	12,699,814	(34,566,407)
INCOME (LOSS) BEFORE INCOME TAXES	6,254,790	(42,781,958)
Provision for income taxes
NET INCOME (LOSS)	6,254,790	(42,781,958)
Deemed dividends related to ratchet adjustment, beneficial conversion features, and accrued dividends	(2,650,217)	(19,223,242)
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 3,604,573	$ (62,005,200)
NET INCOME (LOSS) PER COMMON SHARE - BASIC AND DILUTED
Basic	$ 0.00	$ (0.08)
Diluted	$ 0.00	$ (0.08)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic	2,341,907,998	751,822,976
Diluted	3,728,170,026	751,822,976